STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Australia - 6.1%
ANZ Group Holdings Ltd.	2,893	$59,306
Aristocrat Leisure Ltd.	561	22,713
BHP Group Ltd.	4,906	137,669
Commonwealth Bank of Australia	1,617	151,907
CSL Ltd.	462	87,245
Fortescue Ltd.	1,529	19,290
Macquarie Group Ltd.	374	56,981
National Australia Bank Ltd.	3,003	76,679
QBE Insurance Group Ltd.	1,452	16,445
Rio Tinto Ltd.	363	28,502
Transurban Group	2,992	25,026
Wesfarmers Ltd.	1,089	48,218
Westpac Banking Corp.	3,355	70,918
Woodside Energy Group Ltd.	1,837	28,748
Woolworths Group Ltd.	1,177	23,206
		852,853

Belgium - 0.7%
Anheuser-Busch InBev SA/NV	891	53,286
KBC Group NV	264	19,148
UCB SA	121	23,270
		95,704

Canada - 11.9%
Agnico Eagle Mines Ltd.	462	39,877
Alimentation Couche-Tard, Inc.	704	36,713
Bank of Montreal	682	62,148
Bank of Nova Scotia	1,133	58,337
Barrick Gold Corp.	1,683	32,527
Brookfield Corp.	1,265	67,077
Cameco Corp.	418	21,843
Canadian Imperial Bank of Commerce	880	55,056
Canadian National Railway Co.	605	65,330
Canadian Natural Resources Ltd.	2,035	69,205
Canadian Pacific Kansas City Ltd.	902	69,583
Cenovus Energy, Inc.	1,573	25,295
CGI, Inc. (a)	198	21,934
Constellation Software, Inc./Canada	22	66,347
Dollarama, Inc.	264	27,472
Enbridge, Inc.	2,057	83,087
Fairfax Financial Holdings Ltd.	22	27,339
Fortis, Inc./Canada	473	20,461
Franco-Nevada Corp.	187	24,822

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Canada - 11.9% (Continued)
Intact Financial Corp.	176	$33,611
Manulife Financial Corp.	1,749	51,088
National Bank of Canada	330	31,475
Nutrien Ltd.	473	22,554
Pembina Pipeline Corp.	528	22,089
Restaurant Brands International, Inc.	297	20,657
Royal Bank of Canada	1,287	155,649
Shopify, Inc. - Class A (a)	1,133	88,632
South Bow Corp. (a)	200	4,994
Sun Life Financial, Inc.	561	31,105
Suncor Energy, Inc.	1,243	46,922
TC Energy Corp.	1,001	46,558
Teck Resources Ltd. - Class B	484	22,518
Thomson Reuters Corp.	132	21,607
Toronto-Dominion Bank	1,639	90,605
Waste Connections, Inc.	253	44,724
Wheaton Precious Metals Corp.	440	29,057
WSP Global, Inc.	121	21,628
		1,659,926

Denmark - 3.3%
Danske Bank AS	649	19,136
DSV AS	154	33,471
Novo Nordisk AS	3,278	364,761
Novonesis (Novozymes) B	396	24,813
Vestas Wind Systems AS (a)	979	18,430
		460,611

Finland - 0.7%
Kone Oyj - Class B	341	18,643
Nokia Oyj	4,983	23,443
Nordea Bank Abp	3,157	36,967
UPM-Kymmene Oyj	506	14,822
		93,875

France - 11.7%
Air Liquide SA	561	100,480
Airbus SE	572	87,206
AXA SA	2,134	80,130
BNP Paribas SA	1,001	68,325
Capgemini SE	154	26,668
Cie de Saint-Gobain SA	385	34,751
Cie Generale des Etablissements Michelin SCA	660	22,291

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
France - 11.7% (Continued)
Credit Agricole SA	1,254	$19,212
Danone SA	627	44,809
Dassault Systemes SE	649	22,209
Engie SA	1,705	28,589
EssilorLuxottica SA	297	69,587
Hermes International	33	74,448
Kering SA	66	16,429
Legrand SA	253	28,511
L'Oreal SA	231	86,500
LVMH Moet Hennessy Louis Vuitton SE	252	167,154
Orange SA	1,980	21,742
Pernod Ricard SA	187	23,239
Publicis Groupe SA	220	23,385
Safran SA	363	82,050
Sanofi SA	1,100	116,194
Schneider Electric SE	550	141,908
Societe Generale SA	759	21,784
TotalEnergies SE	2,167	135,301
Veolia Environnement SA	660	20,942
Vinci SA	550	61,441
		1,625,285

Germany - 8.1%
Adidas AG	154	36,752
Allianz SE	363	114,270
BASF SE	869	42,201
Bayer AG	913	24,624
Bayerische Motoren Werke AG	286	22,499
Deutsche Bank AG	1,760	29,911
Deutsche Boerse AG	187	43,469
Deutsche Post AG	935	37,560
Deutsche Telekom AG	3,325	100,618
E.ON SE	2,145	28,967
Infineon Technologies AG	1,188	37,507
Mercedes-Benz Group AG	814	49,318
Merck KGaA	121	20,006
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	132	67,513
Rheinmetall AG	44	22,648
RWE AG	605	19,591
SAP SE	1,001	233,882
Siemens AG	770	149,422

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Germany - 8.1% (Continued)
Volkswagen AG	176	$17,517
Vonovia SE	748	24,539
		1,122,814

Hong Kong - 1.1%
AIA Group Ltd.	10,857	85,819
Hong Kong Exchanges & Clearing Ltd.	1,155	46,175
Prudential PLC	2,662	22,126
		154,120

Ireland - 0.6%
Experian PLC	891	43,394
Flutter Entertainment PLC (a)	165	38,595
		81,989

Italy - 2.2%
Enel SpA	7,513	56,961
Eni SpA	2,112	32,190
Ferrari NV	99	47,112
Generali	1,190	33,073
Intesa Sanpaolo SpA	15,609	66,845
UniCredit SpA	1,540	68,144
		304,325

Japan - 18.9%
Advantest Corp.	715	43,049
Ajinomoto Co., Inc.	484	18,807
Bridgestone Corp.	550	19,862
Canon, Inc.	935	30,793
Central Japan Railway Co.	825	17,310
Chugai Pharmaceutical Co. Ltd.	616	29,758
Dai-ichi Life Holdings, Inc.	880	22,379
Daiichi Sankyo Co. Ltd.	1,826	59,861
Daikin Industries Ltd.	264	32,405
Denso Corp.	1,793	26,162
Disco Corp.	88	25,756
FANUC Corp.	913	24,739
Fast Retailing Co. Ltd.	165	53,776
Fujifilm Holdings Corp.	1,100	26,635
Fujitsu Ltd.	1,716	33,464
Hitachi Ltd.	4,400	113,634
Honda Motor Co. Ltd.	4,422	45,329
Hoya Corp.	330	45,013

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Japan - 18.9% (Continued)
ITOCHU Corp.	1,375	$69,257
Japan Post Holdings Co. Ltd.	1,892	17,651
Japan Tobacco, Inc.	1,056	29,753
Kao Corp.	440	19,634
KDDI Corp.	1,419	44,623
Keyence Corp.	176	80,830
Komatsu Ltd.	902	23,812
Lasertec Corp.	77	11,897
Marubeni Corp.	1,584	24,218
Mitsubishi Corp.	3,729	69,590
Mitsubishi Electric Corp.	1,903	29,903
Mitsubishi Estate Co. Ltd.	1,100	16,568
Mitsubishi Heavy Industries Ltd.	3,047	43,978
Mitsubishi UFJ Financial Group, Inc.	9,669	103,633
Mitsui & Co. Ltd.	2,706	56,314
Mitsui Fudosan Co. Ltd.	2,508	21,888
Mizuho Financial Group, Inc.	2,310	48,833
MS&AD Insurance Group Holdings, Inc.	357	8,080
Murata Manufacturing Co. Ltd.	1,782	31,749
NEC Corp.	242	21,080
NIDEC CORP	946	19,152
Nintendo Co. Ltd.	1,111	59,557
Nippon Steel Corp.	836	16,886
Nippon Telegraph & Telephone Corp.	50,490	49,081
Olympus Corp.	1,111	19,819
Oriental Land Co. Ltd./Japan	990	24,141
ORIX Corp.	1,045	22,490
Panasonic Holdings Corp.	2,090	17,029
Recruit Holdings Co. Ltd.	1,342	84,200
Renesas Electronics Corp.	1,309	18,178
Seven & i Holdings Co. Ltd.	2,068	29,930
Shin-Etsu Chemical Co. Ltd.	1,903	72,080
SMC Corp.	55	23,963
SoftBank Corp.	26,730	33,918
SoftBank Group Corp.	968	60,511
Sompo Holdings, Inc.	880	19,252
Sony Group Corp.	5,500	98,587
Sumitomo Corp.	1,122	23,963
Sumitomo Mitsui Financial Group, Inc.	3,366	72,508
Suzuki Motor Corp.	1,650	16,751
Takeda Pharmaceutical Co. Ltd.	1,419	39,822
TDK Corp.	1,815	22,010

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Japan - 18.9% (Continued)
Terumo Corp.	1,364	$26,433
Tokio Marine Holdings, Inc.	1,771	64,900
Tokyo Electron Ltd.	429	66,069
Toyota Motor Corp.	10,439	184,301
		2,627,554

Netherlands - 4.5%
Adyen NV (a)(b)	29	44,365
Argenx SE (a)	55	32,402
ASM International NV	44	24,514
ASML Holding NV	379	256,094
Heineken NV	275	22,584
ING Groep NV	3,201	54,575
Koninklijke Ahold Delhaize NV	913	30,101
Koninklijke Philips NV (a)	759	19,914
Prosus NV	1,353	57,022
Stellantis NV	2,013	27,417
Universal Music Group NV	693	17,398
Wolters Kluwer NV	231	38,871
		625,257

Singapore - 1.1%
DBS Group Holdings Ltd.	1,947	57,002
Oversea-Chinese Banking Corp. Ltd.	3,718	42,769
Sea Ltd. - ADR (a)	275	25,864
United Overseas Bank Ltd.	1,386	33,755
		159,390

Spain - 2.7%
Amadeus IT Group SA	418	30,282
Banco Bilbao Vizcaya Argentaria SA	5,599	55,726
Banco Santander SA	14,982	73,205
CaixaBank SA	3,520	21,403
Cellnex Telecom SA (b)	495	18,145
Iberdrola SA	6,013	89,247
Industria de Diseno Textil S.A.	1,067	60,701
Repsol SA	1,133	14,111
Telefonica SA	4,455	20,905
		383,725

Sweden - 1.9%
Assa Abloy AB - Class B	946	29,558
Atlas Copco AB - Class A	2,497	41,107

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Sweden - 1.9% (Continued)
Atlas Copco AB - Class B	1,452	$21,062
Evolution AB (b)	176	16,601
Hexagon AB - Class B	1,881	17,580
Investor AB (a)	1,705	48,240
Sandvik AB	1,012	19,852
Skandinaviska Enskilda Banken AB - Class A	1,441	20,348
Swedbank AB - Class A	1,056	21,428
Volvo AB - Class B	1,430	37,137
		272,913

Switzerland - 10.4%
ABB Ltd.	1,540	85,422
Alcon, Inc.	484	44,603
Cie Financiere Richemont SA	451	65,466
DSM-Firmenich AG	187	22,192
Geberit AG	33	20,666
Givaudan SA	11	52,188
Glencore PLC	10,626	55,670
Holcim AG	484	47,686
Lonza Group AG	77	47,490
Nestle SA	2,508	236,932
Novartis AG	2,068	224,629
Partners Group Holding AG	22	30,393
Roche Holding AG	682	211,578
Sika AG	154	42,889
STMicroelectronics NV	616	16,768
Swiss Life Holding AG	33	26,918
Swiss Re AG	286	36,646
UBS Group AG	3,047	93,645
Zurich Insurance Group AG	143	84,586
		1,446,367

United Kingdom - 13.4%
3i Group PLC	924	37,793
Anglo American PLC	1,089	33,701
Ashtead Group PLC	418	31,197
AstraZeneca PLC	1,452	206,738
BAE Systems PLC	2,926	47,162
Barclays PLC	14,520	44,467
BP PLC	14,696	71,375
British American Tobacco PLC	2,156	74,923
Compass Group PLC	1,650	53,509
Diageo PLC	2,156	66,694

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
United Kingdom - 13.4% (Continued)
GSK PLC	3,817	$68,537
Haleon PLC	7,724	37,090
HSBC Holdings PLC	18,260	167,573
Imperial Brands PLC	836	25,193
Lloyds Banking Group PLC	61,259	42,181
London Stock Exchange Group PLC	489	66,302
National Grid PLC	4,510	56,770
NatWest Group PLC	6,925	32,834
Reckitt Benckiser Group PLC	682	41,192
RELX PLC	1,815	83,317
Rio Tinto PLC	1,034	66,878
Rolls-Royce Holdings PLC (a)	8,151	56,272
Shell PLC	6,193	205,909
SSE PLC	1,056	23,979
Standard Chartered PLC	2,508	29,119
Tesco PLC	6,809	30,045
Unilever PLC	2,343	142,903
Vodafone Group PLC	24,893	23,117
		1,866,770
TOTAL COMMON STOCKS (Cost $13,957,517)		13,833,478

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Australia - 0.3%
Goodman Group	1,639	39,521
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $38,058)		39,521

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.78% (c)	41,249	41,249
TOTAL SHORT-TERM INVESTMENTS (Cost $41,249)		41,249

TOTAL INVESTMENTS - 99.9% (Cost $14,036,824)		$13,914,248
Other Assets in Excess of Liabilities - 0.1%		9,615
TOTAL NET ASSETS - 100.0%		$13,923,863

Percentages are stated as a percent of net assets.

AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
KGaA - Kommanditgesellschaft auf Aktien

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SE - Societas Europeae
SpA - Societa per Azioni

(a)	Non-income producing security.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $79,111 or 0.6% of the Fund’s net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Strive International Developed Markets ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$13,833,478	$—	$—	$13,833,478
Real Estate Investment Trusts	39,521	—	—	39,521
Money Market Funds	41,249	—	—	41,249
Total Investments in Securities	$13,914,248	$—	$—	$13,914,248

Refer to the Schedule of Investments for additional information.